                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         -----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

       * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class
          B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.60%   1.32%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                             Distribution            Acquired    Total                  Net Total
                                                and/or               Fund Fees  Annual     Fee Waiver    Annual
                                 Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                    Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth
   Fund                             0.53%        0.25%        0.03%      --      0.81%          --        0.81%
 American Funds Global Small
   Capitalization Fund              0.71%        0.25%        0.04%      --      1.00%          --        1.00%
 American Funds Growth Fund         0.33%        0.25%        0.02%      --      0.60%          --        0.60%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio
   -- Class B                       0.60%        0.25%        0.05%    0.01%     0.91%          --        0.91%
 BlackRock Large Cap Core
   Portfolio -- Class B             0.59%        0.25%        0.05%      --      0.89%        0.01%       0.88%
 Clarion Global Real Estate
   Portfolio -- Class B             0.60%        0.25%        0.06%      --      0.91%          --        0.91%

                                               Distribution            Acquired    Total                  Net Total
                                                  and/or               Fund Fees  Annual     Fee Waiver    Annual
                                   Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                      Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------
 ClearBridge Aggressive Growth
   Portfolio -- Class B               0.61%        0.25%        0.03%      --      0.89%          --        0.89%
 Invesco Comstock Portfolio --
   Class B                            0.57%        0.25%        0.03%      --      0.85%        0.02%       0.83%
 JPMorgan Small Cap Value
   Portfolio -- Class B               0.78%        0.25%        0.06%      --      1.09%        0.09%       1.00%
 Lord Abbett Bond Debenture
   Portfolio -- Class B               0.51%        0.25%        0.03%      --      0.79%          --        0.79%
 Lord Abbett Mid Cap Value
   Portfolio -- Class B               0.65%        0.25%        0.04%    0.06%     1.00%        0.00%       1.00%
 Met/Franklin Low Duration
   Total Return Portfolio --
   Class B                            0.50%        0.25%        0.07%      --      0.82%        0.02%       0.80%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B               0.91%        0.25%        0.16%      --      1.32%        0.02%       1.30%
 MFS(R) Research International
   Portfolio -- Class B               0.68%        0.25%        0.07%      --      1.00%        0.05%       0.95%
 Morgan Stanley Mid Cap
   Growth Portfolio -- Class B        0.65%        0.25%        0.07%      --      0.97%        0.01%       0.96%
 Oppenheimer Global Equity
   Portfolio -- Class B               0.67%        0.25%        0.09%      --      1.01%        0.02%       0.99%
 PIMCO Inflation Protected
   Bond Portfolio -- Class B          0.47%        0.25%        0.11%      --      0.83%          --        0.83%
 PIMCO Total Return Portfolio
   -- Class B                         0.48%        0.25%        0.03%      --      0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A                            0.64%          --         0.04%      --      0.68%        0.03%       0.65%
 Pioneer Strategic Income
   Portfolio -- Class A               0.57%          --         0.06%      --      0.63%          --        0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B               0.57%        0.25%        0.02%      --      0.84%          --        0.84%
METROPOLITAN SERIES FUND
 BlackRock Bond Income
   Portfolio -- Class B               0.32%        0.25%        0.04%      --      0.61%        0.00%       0.61%
 BlackRock Capital Appreciation
   Portfolio -- Class A               0.70%          --         0.03%      --      0.73%        0.01%       0.72%
 BlackRock Money Market
   Portfolio -- Class B               0.33%        0.25%        0.02%      --      0.60%        0.01%       0.59%
 Davis Venture Value Portfolio
   -- Class E                         0.70%        0.15%        0.03%      --      0.88%        0.05%       0.83%
 Jennison Growth Portfolio --
   Class B                            0.61%        0.25%        0.03%      --      0.89%        0.07%       0.82%
 Loomis Sayles Small Cap
   Growth Portfolio -- Class B        0.90%        0.25%        0.06%      --      1.21%        0.09%       1.12%
 Met/Dimensional International
   Small Company Portfolio --
   Class B                            0.81%        0.25%        0.17%      --      1.23%        0.01%       1.22%
 MFS(R) Total Return Portfolio --
   Class B                            0.55%        0.25%        0.05%      --      0.85%          --        0.85%
 MFS(R) Value Portfolio --
   Class B                            0.70%        0.25%        0.03%      --      0.98%        0.13%       0.85%
 Neuberger Berman Genesis
   Portfolio -- Class B               0.82%        0.25%        0.04%      --      1.11%        0.01%       1.10%

                                          Distribution            Acquired    Total                  Net Total
                                             and/or               Fund Fees  Annual     Fee Waiver     Annual
                              Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                 Fee          Fees       Expenses Expenses* Expenses  Reimbursement  Expenses**
---------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
-- CLASS B
 MetLife Aggressive Strategy
   Portfolio                     0.09%        0.25%        0.01%    0.72%     1.07%         --          1.07%
 MetLife Balanced Strategy
   Portfolio                     0.05%        0.25%        0.01%    0.65%     0.96%         --          0.96%
 MetLife Defensive Strategy
   Portfolio                     0.06%        0.25%        0.01%    0.58%     0.90%         --          0.90%
 MetLife Growth Strategy
   Portfolio                     0.06%        0.25%          --     0.69%     1.00%         --          1.00%
 MetLife Moderate Strategy
   Portfolio                     0.06%        0.25%          --     0.60%     0.91%         --          0.91%
 SSgA Growth and Income ETF
   Portfolio                     0.31%        0.25%        0.01%    0.24%     0.81%         --          0.81%
 SSgA Growth ETF Portfolio       0.32%        0.25%        0.03%    0.25%     0.85%         --          0.85%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

 American Funds Global Growth Fund
 American Funds Global Small Capitalization Fund
 American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS A AS NOTED))

 BlackRock High Yield Portfolio
 BlackRock Large Cap Core Portfolio
 Clarion Global Real Estate Portfolio
 ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
   Aggressive Growth Portfolio)
 Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)
 JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio) Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS B (OR CLASS A OR CLASS E AS NOTED))

 BlackRock Bond Income Portfolio
 BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap
   Growth Portfolio) (Class A)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio
 Loomis Sayles Small Cap Growth Portfolio
 Met/Dimensional International Small Company Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Neuberger Berman Genesis Portfolio

MET INVESTORS SERIES TRUST (CLASS B)

 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Loomis Sayles Small Cap Growth Portfolio, Met/Dimensional International Small Company Portfolio and Neuberger Berman Genesis Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contract. We do not accommodate frequent transfers in any investment portfolio and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.

In addition, owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

OTHER INFORMATION

THE SEPARATE ACCOUNT

The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1, 2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (Class 2) (closed effective May 1, 2003); (d) Metropolitan Series Fund (Class B): Baillie Gifford International Stock Portfolio (Class B), (formerly Artio Baer International Stock Portfolio (Class B)) (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28, 2008).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Met/Franklin Mutual Shares Portfolio and the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged, respectively, into the MFS Value Portfolio and the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund. Also effective April 29, 2013, the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Growth Strategy Portfolio of the Met Investors Series Trust.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R) -- CLASS 2
 American Funds Global Growth   Seeks long-term growth of capital.                     Capital Research and
   Fund                                                                                Management Company
 American Funds Global Small    Seeks long-term growth of capital.                     Capital Research and
   Capitalization Fund                                                                 Management Company
 American Funds Growth Fund     Seeks growth of capital.                               Capital Research and
                                                                                       Management Company
MET INVESTORS SERIES TRUST
 BlackRock High Yield           Seeks to maximize total return, consistent with        MetLife Advisers, LLC
   Portfolio -- Class B         income generation and prudent investment               Subadviser: BlackRock
                                management.                                            Financial Management, Inc.
 BlackRock Large Cap Core       Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: BlackRock
                                                                                       Advisors, LLC
 Clarion Global Real Estate     Seeks total return through investment in real estate   MetLife Advisers, LLC
   Portfolio -- Class B         securities, emphasizing both capital appreciation and  Subadviser: CBRE Clarion
                                current income.                                        Securities LLC
 ClearBridge Aggressive Growth  Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: ClearBridge
                                                                                       Investments, LLC
 Invesco Comstock Portfolio --  Seeks capital growth and income.                       MetLife Advisers, LLC
   Class B                                                                             Subadviser: Invesco Advisers,
                                                                                       Inc.
 JPMorgan Small Cap Value       Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: J.P. Morgan
                                                                                       Investment Management Inc.
 Lord Abbett Bond Debenture     Seeks high current income and the opportunity for      MetLife Advisers, LLC
   Portfolio -- Class B         capital appreciation to produce a high total return.   Subadviser: Lord, Abbett & Co.
                                                                                       LLC
 Lord Abbett Mid Cap Value      Seeks capital appreciation through investments,        MetLife Advisers, LLC
   Portfolio -- Class B         primarily in equity securities, which are believed to  Subadviser: Lord, Abbett & Co.
                                be undervalued in the marketplace.                     LLC
 Met/Franklin Low Duration      Seeks a high level of current income, while seeking    MetLife Advisers, LLC
   Total Return Portfolio --    preservation of shareholders' capital.                 Subadviser: Franklin Advisers,
   Class B                                                                             Inc.
 MFS(R) Emerging Markets        Seeks capital appreciation.                            MetLife Advisers, LLC
   Equity Portfolio -- Class B                                                         Subadviser: Massachusetts
                                                                                       Financial Services Company
 MFS(R) Research International  Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: Massachusetts
                                                                                       Financial Services Company
 Morgan Stanley Mid Cap         Seeks capital appreciation.                            MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                         Subadviser: Morgan Stanley
                                                                                       Investment Management Inc.

                                   INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity         Seeks capital appreciation.                           MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser:
                                                                                         OppenheimerFunds, Inc.
 PIMCO Inflation Protected         Seeks maximum real return, consistent with            MetLife Advisers, LLC
   Bond Portfolio -- Class B       preservation of capital and prudent investment        Subadviser: Pacific Investment
                                   management.                                           Management Company LLC
 PIMCO Total Return Portfolio      Seeks maximum total return, consistent with the       MetLife Advisers, LLC
   -- Class B                      preservation of capital and prudent investment        Subadviser: Pacific Investment
                                   management.                                           Management Company LLC
 Pioneer Fund Portfolio --         Seeks reasonable income and capital growth.           MetLife Advisers, LLC
   Class A                                                                               Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                  Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation by investing in  MetLife Advisers, LLC
   Portfolio -- Class B            common stocks believed to be undervalued. Income      Subadviser: T. Rowe Price
                                   is a secondary objective.                             Associates, Inc.
METROPOLITAN SERIES FUND
 BlackRock Bond Income             Seeks a competitive total return primarily from       MetLife Advisers, LLC
   Portfolio -- Class B            investing in fixed-income securities.                 Subadviser: BlackRock
                                                                                         Advisors, LLC
 BlackRock Capital                 Seeks long-term growth of capital.                    MetLife Advisers, LLC
   Appreciation Portfolio --                                                             Subadviser: BlackRock
   Class A                                                                               Advisors, LLC
 BlackRock Money Market            Seeks a high level of current income consistent with  MetLife Advisers, LLC
   Portfolio -- Class B            preservation of capital.                              Subadviser: BlackRock
                                                                                         Advisors, LLC
 Davis Venture Value Portfolio     Seeks growth of capital.                              MetLife Advisers, LLC
   -- Class E                                                                            Subadviser: Davis Selected
                                                                                         Advisers, L.P.
 Jennison Growth Portfolio --      Seeks long-term growth of capital.                    MetLife Advisers, LLC
   Class B                                                                               Subadviser: Jennison Associates
                                                                                         LLC
 Loomis Sayles Small Cap           Seeks long-term capital growth.                       MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                           Subadviser: Loomis, Sayles &
                                                                                         Company, L.P.
 Met/Dimensional International     Seeks long-term capital appreciation.                 MetLife Advisers, LLC
   Small Company Portfolio --                                                            Subadviser: Dimensional Fund
   Class B                                                                               Advisors LP
 MFS(R) Total Return Portfolio --  Seeks a favorable total return through investment in  MetLife Advisers, LLC
   Class B                         a diversified portfolio.                              Subadviser: Massachusetts
                                                                                         Financial Services Company
 MFS(R) Value Portfolio --         Seeks capital appreciation.                           MetLife Advisers, LLC
   Class B                                                                               Subadviser: Massachusetts
                                                                                         Financial Services Company
 Neuberger Berman Genesis          Seeks high total return, consisting principally of    MetLife Advisers, LLC
   Portfolio -- Class B            capital appreciation.                                 Subadviser: Neuberger Berman
                                                                                         Management LLC
MET INVESTORS SERIES TRUST --
CLASS B
 MetLife Aggressive Strategy       Seeks growth of capital.
   Portfolio                                                                             MetLife Advisers, LLC
 MetLife Balanced Strategy         Seeks to provide a balance between a high level of
   Portfolio                       current income and growth of capital with a greater
                                   emphasis on growth of capital.                        MetLife Advisers, LLC

                             INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
 MetLife Defensive Strategy  Seeks to provide a high level of current income with
   Portfolio                 growth of capital, a secondary objective.                MetLife Advisers, LLC
 MetLife Growth Strategy     Seeks to provide growth of capital.
   Portfolio                                                                          MetLife Advisers, LLC
 MetLife Moderate Strategy   Seeks to provide a high total return in the form of
   Portfolio                 income and growth of capital, with a greater
                             emphasis on income.                                      MetLife Advisers, LLC
 SSgA Growth and Income ETF  Seeks growth of capital and income.                      MetLife Advisers, LLC
   Portfolio                                                                          Subadviser: SSgA Funds
                                                                                      Management, Inc.
 SSgA Growth ETF Portfolio   Seeks growth of capital.                                 MetLife Advisers, LLC
                                                                                      Subadviser: SSgA Funds
                                                                                      Management, Inc.